091-16835fr

For Internal Use Only RECEIVED
Sec File No. 9-

2014 JAN 28 PM 3:12

SEC / MR

Submit 1 Original
and 9 Copies

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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SEC Mail Processing Section
JAN 28 2014
Washington DC
404

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

14010109

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   Market Vectors MSCI Emerging Markets Quality ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   QDXU
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Peter D. Santori

Title:
Executive Vice President
Chief Compliance Officer, Chief Regulatory Offier

Telephone Number:
(312) 663-2402

Manual Signature of Official Responsible for Form:

Date:
January 24, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 28 2014

SEC 2449 (6-01)

CHX

RECEIVED

PM

SEC / MR

Chicago Stock Exchange

January 24, 2014

SEC
Mail Processing
Section
JAN 28 2014
Washington DC
404

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Forms 19b-4(e) for various exchange traded products

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

DBAW	db X-Trackers MSCI All World ex US Hedged Equity Fund
DBKO	db X-Trackers MSCI South Korea Hedged Equity Fund
DBMX	db X-Trackers MSCI Mexico Hedged Equity Fund
DI	PIMCO Diversified Income ETF
EURL	Direxion Daily FTSE Europe Bull 3X Shs
EURZ	Direxion Daily FTSE Europe Bear 3X Shs
LDUR	PIMCO Low Duration ETF
QDEM	Market Vectors MSCI Emerging Markets Quality Dividend ETF
QDXU	Market Vectors MSCI International Quality Dividend ETF
QEM	Market Vectors MSCI Emerging Markets Quality ETF
QXUS	Market Vectors MSCI International Quality ETF
VUSE	Vident Core U.S. Equity ETF
ZMLP	Direxion Zacks MLP High Income Shares

If you have any questions about this filing, please contact me at (312) 663-2402.

Sincerely,

Peter D. Santori
Executive Vice President
Chief Compliance Officer
Chief Regulatory Officer

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 28 2014

Enclosures